Shareholder Report, Holdings (Details)	Aug. 31, 2024
Intermediate Bond Fund of America® - Class A [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.74%
Intermediate Bond Fund of America® - Class A [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.03%
Intermediate Bond Fund of America® - Class A [Member] | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.25%
Intermediate Bond Fund of America® - Class A [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.32%
Intermediate Bond Fund of America® - Class A [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
Intermediate Bond Fund of America® - Class A [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
Intermediate Bond Fund of America® - Class A [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class A [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class A [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%	[1]
Intermediate Bond Fund of America® - Class C [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.74%
Intermediate Bond Fund of America® - Class C [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.03%
Intermediate Bond Fund of America® - Class C [Member] | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.25%
Intermediate Bond Fund of America® - Class C [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.32%
Intermediate Bond Fund of America® - Class C [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
Intermediate Bond Fund of America® - Class C [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
Intermediate Bond Fund of America® - Class C [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class C [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class C [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%	[1]
Intermediate Bond Fund of America® - Class R-5 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.74%
Intermediate Bond Fund of America® - Class R-5 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.03%
Intermediate Bond Fund of America® - Class R-5 [Member] | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.25%
Intermediate Bond Fund of America® - Class R-5 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.32%
Intermediate Bond Fund of America® - Class R-5 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
Intermediate Bond Fund of America® - Class R-5 [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
Intermediate Bond Fund of America® - Class R-5 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class R-5 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class R-5 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%	[1]
Intermediate Bond Fund of America® - Class R-6 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.74%
Intermediate Bond Fund of America® - Class R-6 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.03%
Intermediate Bond Fund of America® - Class R-6 [Member] | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.25%
Intermediate Bond Fund of America® - Class R-6 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.32%
Intermediate Bond Fund of America® - Class R-6 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
Intermediate Bond Fund of America® - Class R-6 [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
Intermediate Bond Fund of America® - Class R-6 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class R-6 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class R-6 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%	[1]
Intermediate Bond Fund of America® - Class T [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.74%
Intermediate Bond Fund of America® - Class T [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.03%
Intermediate Bond Fund of America® - Class T [Member] | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.25%
Intermediate Bond Fund of America® - Class T [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.32%
Intermediate Bond Fund of America® - Class T [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
Intermediate Bond Fund of America® - Class T [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
Intermediate Bond Fund of America® - Class T [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class T [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class T [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%	[1]
Intermediate Bond Fund of America® - Class F-1 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.74%
Intermediate Bond Fund of America® - Class F-1 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.03%
Intermediate Bond Fund of America® - Class F-1 [Member] | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.25%
Intermediate Bond Fund of America® - Class F-1 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.32%
Intermediate Bond Fund of America® - Class F-1 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
Intermediate Bond Fund of America® - Class F-1 [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
Intermediate Bond Fund of America® - Class F-1 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class F-1 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class F-1 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%	[1]
Intermediate Bond Fund of America® - Class F-2 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.74%
Intermediate Bond Fund of America® - Class F-2 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.03%
Intermediate Bond Fund of America® - Class F-2 [Member] | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.25%
Intermediate Bond Fund of America® - Class F-2 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.32%
Intermediate Bond Fund of America® - Class F-2 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
Intermediate Bond Fund of America® - Class F-2 [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
Intermediate Bond Fund of America® - Class F-2 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class F-2 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class F-2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%	[1]
Intermediate Bond Fund of America® - Class F-3 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.74%
Intermediate Bond Fund of America® - Class F-3 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.03%
Intermediate Bond Fund of America® - Class F-3 [Member] | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.25%
Intermediate Bond Fund of America® - Class F-3 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.32%
Intermediate Bond Fund of America® - Class F-3 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
Intermediate Bond Fund of America® - Class F-3 [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
Intermediate Bond Fund of America® - Class F-3 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class F-3 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class F-3 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%	[1]
Intermediate Bond Fund of America® - Class 529-F-2 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.74%
Intermediate Bond Fund of America® - Class 529-F-2 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.03%
Intermediate Bond Fund of America® - Class 529-F-2 [Member] | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.25%
Intermediate Bond Fund of America® - Class 529-F-2 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.32%
Intermediate Bond Fund of America® - Class 529-F-2 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
Intermediate Bond Fund of America® - Class 529-F-2 [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
Intermediate Bond Fund of America® - Class 529-F-2 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class 529-F-2 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class 529-F-2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%	[1]
Intermediate Bond Fund of America® Class 529-F-3 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.74%
Intermediate Bond Fund of America® Class 529-F-3 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.03%
Intermediate Bond Fund of America® Class 529-F-3 [Member] | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.25%
Intermediate Bond Fund of America® Class 529-F-3 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.32%
Intermediate Bond Fund of America® Class 529-F-3 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
Intermediate Bond Fund of America® Class 529-F-3 [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
Intermediate Bond Fund of America® Class 529-F-3 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® Class 529-F-3 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® Class 529-F-3 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%	[1]
Intermediate Bond Fund of America® Class R-1 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.74%
Intermediate Bond Fund of America® Class R-1 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.03%
Intermediate Bond Fund of America® Class R-1 [Member] | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.25%
Intermediate Bond Fund of America® Class R-1 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.32%
Intermediate Bond Fund of America® Class R-1 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
Intermediate Bond Fund of America® Class R-1 [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
Intermediate Bond Fund of America® Class R-1 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® Class R-1 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® Class R-1 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%	[1]
Intermediate Bond Fund of America® Class R-2 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.74%
Intermediate Bond Fund of America® Class R-2 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.03%
Intermediate Bond Fund of America® Class R-2 [Member] | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.25%
Intermediate Bond Fund of America® Class R-2 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.32%
Intermediate Bond Fund of America® Class R-2 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
Intermediate Bond Fund of America® Class R-2 [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
Intermediate Bond Fund of America® Class R-2 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® Class R-2 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® Class R-2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%	[1]
Intermediate Bond Fund of America® Class R-2E [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.74%
Intermediate Bond Fund of America® Class R-2E [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.03%
Intermediate Bond Fund of America® Class R-2E [Member] | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.25%
Intermediate Bond Fund of America® Class R-2E [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.32%
Intermediate Bond Fund of America® Class R-2E [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
Intermediate Bond Fund of America® Class R-2E [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
Intermediate Bond Fund of America® Class R-2E [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® Class R-2E [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® Class R-2E [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%	[1]
Intermediate Bond Fund of America® Class R-3 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.74%
Intermediate Bond Fund of America® Class R-3 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.03%
Intermediate Bond Fund of America® Class R-3 [Member] | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.25%
Intermediate Bond Fund of America® Class R-3 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.32%
Intermediate Bond Fund of America® Class R-3 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
Intermediate Bond Fund of America® Class R-3 [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
Intermediate Bond Fund of America® Class R-3 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® Class R-3 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® Class R-3 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%	[1]
Intermediate Bond Fund of America® - Class R-4 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.74%
Intermediate Bond Fund of America® - Class R-4 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.03%
Intermediate Bond Fund of America® - Class R-4 [Member] | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.25%
Intermediate Bond Fund of America® - Class R-4 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.32%
Intermediate Bond Fund of America® - Class R-4 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
Intermediate Bond Fund of America® - Class R-4 [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
Intermediate Bond Fund of America® - Class R-4 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class R-4 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class R-4 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%	[1]
Intermediate Bond Fund of America® - Class R-5E [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.74%
Intermediate Bond Fund of America® - Class R-5E [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.03%
Intermediate Bond Fund of America® - Class R-5E [Member] | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.25%
Intermediate Bond Fund of America® - Class R-5E [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.32%
Intermediate Bond Fund of America® - Class R-5E [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
Intermediate Bond Fund of America® - Class R-5E [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
Intermediate Bond Fund of America® - Class R-5E [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class R-5E [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class R-5E [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%	[1]
Intermediate Bond Fund of America® - Class 529-A [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.74%
Intermediate Bond Fund of America® - Class 529-A [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.03%
Intermediate Bond Fund of America® - Class 529-A [Member] | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.25%
Intermediate Bond Fund of America® - Class 529-A [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.32%
Intermediate Bond Fund of America® - Class 529-A [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
Intermediate Bond Fund of America® - Class 529-A [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
Intermediate Bond Fund of America® - Class 529-A [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class 529-A [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class 529-A [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%	[1]
Intermediate Bond Fund of America® - Class 529-C [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.74%
Intermediate Bond Fund of America® - Class 529-C [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.03%
Intermediate Bond Fund of America® - Class 529-C [Member] | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.25%
Intermediate Bond Fund of America® - Class 529-C [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.32%
Intermediate Bond Fund of America® - Class 529-C [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
Intermediate Bond Fund of America® - Class 529-C [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
Intermediate Bond Fund of America® - Class 529-C [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class 529-C [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class 529-C [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%	[1]
Intermediate Bond Fund of America® - Class 529-E [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.74%
Intermediate Bond Fund of America® - Class 529-E [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.03%
Intermediate Bond Fund of America® - Class 529-E [Member] | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.25%
Intermediate Bond Fund of America® - Class 529-E [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.32%
Intermediate Bond Fund of America® - Class 529-E [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
Intermediate Bond Fund of America® - Class 529-E [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
Intermediate Bond Fund of America® - Class 529-E [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class 529-E [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class 529-E [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%	[1]
Intermediate Bond Fund of America® - Class 529-T [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.74%
Intermediate Bond Fund of America® - Class 529-T [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.03%
Intermediate Bond Fund of America® - Class 529-T [Member] | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.25%
Intermediate Bond Fund of America® - Class 529-T [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.32%
Intermediate Bond Fund of America® - Class 529-T [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
Intermediate Bond Fund of America® - Class 529-T [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
Intermediate Bond Fund of America® - Class 529-T [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class 529-T [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class 529-T [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%	[1]
Intermediate Bond Fund of America® - Class 529-F-1 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.74%
Intermediate Bond Fund of America® - Class 529-F-1 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.03%
Intermediate Bond Fund of America® - Class 529-F-1 [Member] | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.25%
Intermediate Bond Fund of America® - Class 529-F-1 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.32%
Intermediate Bond Fund of America® - Class 529-F-1 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
Intermediate Bond Fund of America® - Class 529-F-1 [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
Intermediate Bond Fund of America® - Class 529-F-1 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class 529-F-1 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Intermediate Bond Fund of America® - Class 529-F-1 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%	[1]

[1]	Includes derivatives.